SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Inventory) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Raw materials		$ 661	$ 205
Work in progress		70	51
Finished goods		312	428
Total inventory	$ 28,224	$ 1,043	$ 684